Note 4 - Short-term Borrowings	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Short-term Debt [Text Block]
4—SHORT-TERM BORROWINGS

As of June 30, 2016, short-term borrowings consist mainly of €1,096 thousand of account receivables factored and for which the Company is supporting the risk of non-collection.

As of June 30, 2015, short-term borrowings consist mainly of €1,980 thousand of account receivables factored and for which the Company is supporting the risk of non-collection and loans in euros amounting to €1,000 thousand with the following conditions:

‘000 Euros	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2015	Euribor + 0,7%